Average Annual Total Returns - FidelityShort-TermBondIndexFund-PRO - FidelityShort-TermBondIndexFund-PRO - Fidelity Short-Term Bond Index Fund	Oct. 30, 2023
Fidelity Short-Term Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.51%)
Past 5 years	0.75%
Since Inception	0.67%	[1]
Fidelity Short-Term Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.92%)
Past 5 years	0.06%
Since Inception	(0.02%)	[1]
Fidelity Short-Term Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.26%)
Past 5 years	0.30%
Since Inception	0.24%	[1]
LB087
Average Annual Return:
Past 1 year	(5.50%)
Past 5 years	0.85%
Since Inception	0.77%	[1]

[1]	AFrom October 18, 2017.